S-K 1602(a)(3) Forepart, Sponsor Compensation - Orange Street Capital Limited [Member]	Sep. 28, 2026 USD ($) $ / shares shares
Spac Offering Forepart Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Total Amount | $	$ 10,000
Founder Shares [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares | shares	2,906,944
Price Paid or to be Paid for Securities, Total Amount | $	$ 25,000
Private Units [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares | shares	221,750	[1]
Price Paid or to be Paid for Securities, Total Amount | $	$ 2,217,500
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10.00
Over-allotment Option [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares | shares	238,813
Price Paid or to be Paid for Securities, Total Amount | $	$ 2,388,125
Ordinary Shares Subject to Surrender and Forfeiture [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares | shares	379,166
Ordinary Shares [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares | shares	2,527,778	[1]
Price Paid or to be Paid for Securities, Total Amount | $	$ 25,000

[1]	Assumes no exercise of the over-allotment option and the full surrender and forfeiture of 379,166 shares that are subject to surrender and forfeiture by certain of our initial shareholders depending on the extent to which the underwriters’ over-allotment option is exercised. If we increase or decrease the size of this offering, we will effect a share dividend or share contribution back to capital or other appropriate mechanism, as applicable, with respect to the founder shares immediately prior to the consummation of this offering in such amount as to maintain the number of founder shares at approximately 28.0% of our issued and outstanding ordinary shares upon the consummation of this offering (not including the private units and the ordinary shares underlying the Representative Units and assuming the sponsor does not purchase units in this offering), with any such change in the number of founder shares to be allocated to our sponsor.